Description of Organization and Business Operations - Proposed Business Combination (Details)			3 Months Ended	12 Months Ended
	Sep. 13, 2021 USD ($) $ / shares shares	Nov. 24, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares	Mar. 21, 2022 $ / shares	Dec. 15, 2020 shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Cash			$ 40,577,000	$ 74,781,000	$ 202,502,000
Motive Capital Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants to purchase common stock | shares							1
Aggregate purchase price			25,000
Number of maximum additional units can be sold to purchasers | shares				9,000,000
Cash			$ 1,674,650	$ 254,726
Working Capital				4,900,000
Interest income available in Trust Account				91,000
Working capital loans warrant | Motive Capital Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash				255,000
Working capital loans convertible into warrants				$ 1,500,000
Price of warrants (in dollars per share) | $ / shares				$ 1.50
Class B Common Stock | Motive Capital Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001
Merger Agreement | Forge | Motive Capital Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Threshold percentage of consideration payable in cash	15.00%
Threshold amount of consideration payable in cash	$ 100,000,000
Merger Agreement | Public Warrants | Motive Capital Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants converted to Domesticated Company Common Stock | shares	1
Merger Agreement | Private Placement Warrants | Motive Capital Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants to purchase common stock | shares	1
Merger Agreement | Class A Common Stock | Motive Capital Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value | $ / shares	$ 0.0001
Exercise price of warrants | $ / shares	$ 11.50
Number of warrants converted to Domesticated Company Common Stock | shares	1
Merger Agreement | Class A Common Stock | Forge | Motive Capital Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate value of consideration transferred	$ 1,500,000,000
Aggregate purchase price	$ 140,000,000
Deemed value per share | $ / shares	$ 10.00
Merger Agreement | Class B Common Stock | Motive Capital Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion ratio	1
Merger Agreement | Forward Purchase Units [Member] | Motive Capital Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares in a unit converted to Domesticated Company Common Stock | shares	1
Number of warrants in units converted to Domesticated Company Common Stock | shares	0.33
Forward Purchase Agreement | Class A Common Stock | Public Warrants | Motive Capital Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares converted to Domesticated Company Common Stock | shares		1
Forward Purchase Agreement | Forward Purchase Units [Member] | Public Warrants | Motive Capital Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate purchase price		$ 14,000,000
Unit price | $ / shares		$ 10.00
Number of maximum units can be sold to purchasers | shares		5,000,000
Number of maximum additional units can be sold to purchasers | shares		9,000,000
Registration Rights Agreement | Forge | Motive Capital Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Threshold number of days to file registration statement after Closing		30 days
Subscription Agreement | Class A Common Stock | PIPE Investors | Motive Capital Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate purchase price				$ 68,500,000
Conversion of preferred stock to common stock (in shares) | shares				6,850,000
Share price | $ / shares				$ 10.00